Stock Based Compensation - Schedule of Fair Value of RSUs granted (Detail) - Restricted Stock Units (RSUs) [member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year		$ 0	$ 0
Number of shares		0	0
September 9 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year		$ 15.06
Number of shares		340,939
November 26 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year		$ 14.82
Number of shares		30,000
December 24 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year		$ 11.55
Number of shares		1,023,220
February 28 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 17.99
Number of shares	16,915
March 27 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 14.06
Number of shares	21,412
June 3 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 11.96
Number of shares	31,352
August 15 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 10.49
Number of shares	93,900
October 31 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 11.01
Number of shares	176,986